Summary of Significant Accounting Policies - Schedule of Revenue from External Customers by Geographic Areas (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from continuing operations	$ 3,099,608	$ 1,817,302
Net Loss from continuing operations	(5,678,418)	(7,806,761)
Argentine [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from continuing operations	3,099,608	1,665,568
Net Loss from continuing operations	(499,101)	(2,212,286)
U.S [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from continuing operations		151,734
Net Loss from continuing operations	$ (5,179,317)	$ (5,594,475)